Shareholders' Equity (Details) - Schedule of Warrants Outstanding - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Warrants Outstanding [Abstract]
Warrants outstanding, Beginning Balance	6,340,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 3
Aggregate Intrinsic Value outstanding, Beginning Balance
Warrants, Issued	287,274,910	6,340,000
Weighted Average Exercise Price, Issued	$ 0.46	$ 3
Aggregate Intrinsic Value, Issued
Warrants, Exercised	3,380,000
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired
Warrants outstanding, Ending Balance	290,234,910	6,340,000
Weighted Average Exercise Price outstanding, Ending Balance	$ 0.48	$ 3
Aggregate Intrinsic Value outstanding, Ending Balance
Warrants, exercisable	290,234,910
Weighted Average Exercise Price, exercisable	$ 0.48
Aggregate Intrinsic Value, exercisable